Earnings (Loss) Per Share (Tables)	12 Months Ended
Sep. 30, 2016
Earnings Per Share [Abstract]
Summary Of Computation Of Earnings (Loss) Per Share

The following table sets forth the computation of earnings (loss) per share.

	Year ended September 30,
	2016	2015	2014
Numerator for basic and diluted earnings (loss) per share:
Net income (loss)	$(10,286,884)	$9,321,341	$25,001,462
Denominator for basic and diluted earnings per share:
Weighted average shares (including for 2016, 2015 and 2014, unissued, vested directors' shares of 263,057, 246,442 and 255,039, respectively)	16,840,856	16,768,904	16,727,183